                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2000

Check here if Amendment [   ]; Amendment Number:

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:      EGS Partners, L.L.C.
Address:   c/o EGS Partners, L.L.C.
           350 Park Avenue
           New York, NY  10022

Form 13F File Number:  28-5767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonas Gerstl
Title:     Member
Phone:     212-755-9000

Signature, Place, and Date of Signing:

  /s/ Jonas Gerstl           New York, NY             11/6/2000
  ------------------------   -----------------------  ----------
  [Signature]                [City, State]            [Date]




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Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ X ]   13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-2858                 William Ehrman
        -------------        -----------------------------------

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  9/30/2000

Check here if Amendment [   ]; Amendment Number:

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:      EGS Partners, L.L.C.
Address:   c/o EGS Partners, L.L.C.
           350 Park Avenue
           New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonas Gerstl
Title:     Member
Phone:     212-755-9000

Signature, Place, and Date of Signing:

      /s/ Jonas Gerstl        New York, NY          11/6/2000
      ---------------------   --------------------  ----------
             [Signature]      [City, State]         [Date]

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ X ]   13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

           28-2858              William Ehrman
           -------------        ---------------------------------
































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